Document and Entity Information	Dec. 18, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001578348
Document Type	8-K
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	Investcorp Credit Management BDC, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	814-01054
Entity Tax Identification Number	46-2883380
Entity Address, Address Line One	280 Park Avenue
Entity Address, Address Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	257-5199
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ICMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false